Fair Value Measurements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Percent Increase Decrease In Estimated Forward Power Prices	10.00%
Percent Increase Decrease In Share Unit Estimated Volatility	5.00%
Power [Member] | Ten Percent Change in Power Prices [member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Increase (Decrease) in Risk Management Assets and Liabilities	$ 5	$ 7
Cenovus [Member] | Five Percent Change in Cenovu Share Unit Volatility [member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Increase (Decrease) in Accounts Payable and Accrued Liabilities		$ 0